Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss	$ (9,077,795)	$ (5,451,112)	$ (6,733,076)
Items not affecting cash:
Stock based compensation expense (Note 17)	268,734	241,271	215,284
Amortization	1,887,013	1,759,473	1,768,727
Accretion expense (recovery) (Note 13)	(2,269)	2,456	2,237
Non-cash lease amortization and accretion	353,433	683,190	752,149
Unrealized foreign exchange (gain) loss	(659,257)	25,451	(13,956)
Loss on disposal of assets and lease modifications	(135,455)	0	(11,921)
Remeasurement of convertible debentures (Note 10)	296,534	0	0
Change in deposits	5,763	3,362	0
Change in non-cash working capital balances (Note 20)	1,868,996	(1,294,087)	1,755,107
Lease payments (Note 12)	(364,712)	(739,527)	(720,309)
Prepaid Long-term insurance	0	(11,525)	0
Items not affecting cash	5,108,204	619,162	3,799,072
Net cash used in operating activities	(3,969,591)	(4,831,950)	(2,934,004)
Financing activities
Proceeds from the Employee Share Purchase plan (Note 17)	41,620	36,246	49,738
Proceeds for Restricted Stock Units	0	4,370	0
Repayment of long-term debt (Note 11)	(111,111)	(111,111)	(64,815)
Net proceeds from Rights Offering (Note 15)	0	0	216,062
Net proceeds from Private Placement (Note 15)	0	1,622,057	216,182
Net proceeds from Convertible Debentures (Note 10)	4,735,004	3,457,555	0
Repayment of lease obligations (Note 12)	(359,706)	0	(27,950)
Net cash from (used in) financing activities	4,305,807	5,009,117	389,217
Investing activities
Purchase of property and equipment, net	(27,029)	(32,322)	0
Proceeds from short-term investments	0	0	550,000
Net cash from (used in) investing activities	(27,029)	(32,322)	550,000
Effect of foreign exchange rate changes on cash and cash equivalents	19,495	(6,569)	369
Net increase (decrease) in cash and cash equivalents	328,682	138,276	(1,994,418)
Cash and cash equivalents, beginning of the year	401,713	263,437	2,257,855
Cash and cash equivalents, end of the year	730,395	401,713	263,437
Supplemental information
Cash interest paid	548,756	120,952	35,779
Cash taxes paid	$ 0	$ 0	$ 0